COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contract costs incurred plus estimated earnings, net	$ 752,152,128	$ 573,517,664
Less: progress billings	(608,399,150)	(458,356,428)
Cost and estimated earnings in excess of billings, Total	$ 143,752,978	$ 115,161,236